Securitizations and Variable Interest Entities- Non-consolidated Variable Interest Entities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Assets	$ 134	$ 100
Liabilities	0	0
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum loss exposure	$ 134	$ 100